Leases - Schedule of Operating and Finance Leases Discount Rate (Details)	Dec. 31, 2021
Leases [Abstract]
Operating Lease, Weighted Average Remaining Lease Term	2 years 5 months 8 days
Finance Lease, Weighted Average Remaining Lease Term	16 years 9 months 18 days
Operating Lease, Weighted Average Discount Rate, Percent	4.58%
Finance Lease, Weighted Average Discount Rate, Percent	7.71%